DEPRECIATION OF ASSETS	9 Months Ended
Sep. 30, 2024
Depreciation amortization and impairment [abstract]
DEPRECIATION OF ASSETS

NOTE 28. DEPRECIATION OF ASSETS
The item composition as of the indicated dates is detailed below:

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Depreciation of Property, Plant and Equipment	(19,931,924)	(59,143,071)	(22,167,916)	(64,485,989)
Amortization of Organization and Development Expenses	(17,209,219)	(53,547,223)	(21,758,603)	(60,195,459)
Depreciation of other Intangible Assets	(161,020)	(483,089)	(554)	(1,662)
Others(*)	(369,863)	(995,952)	(526,847)	(985,744)
Total	(37,672,026)	(114,169,335)	(44,453,920)	(125,668,854)
(*) This item includes Depreciation and Impairment of Sundry Assets and Losses from the sale or devaluation of property, plant and equipment.